Accounting Policies, Business segments	6 Months Ended
Jun. 30, 2023
Accounting Policy - Basis of Preparation/ Impact of changes in accounting principles [Abstract]
Accounting Policy - Business Segments [text block]
Business Segments
Changes in business segments
As announced in the Annual Report 2022, having fulfilled the Capital Release Unit’s de-risking and cost reduction mandate from 2019 through year end 2022, the Capital Release Unit ceased to be reported as a separate segment with effect from the first quarter of 2023. Its remaining portfolio, resources and employees are reported within the Corporate & Other segment. In line with that change, the Core Bank, which previously represented the Group excluding the Capital Release Unit, ceased to be reported as of the first quarter of 2023. The Group consists of the following reportable segments: Corporate Bank, Investment Bank, Private Bank, Asset Management and Corporate & Other. Prior-period segment information has been restated to reflect these changes.
By year end 2022, International Private Bank materially completed the wind-down of the majority of legacy assets and liabilities associated with Sal. Oppenheim. Remaining assets or liabilities are not expected to have material financial impacts going forward and will be included in the normal course of the client segment Wealth Management & Bank for Entrepreneurs. The associated disclosure of “specific revenues items” was discontinued starting in the first quarter of 2023.
Driver-Based Cost Management allocations methodology change
As disclosed in the Annual Report 2022, the Group implemented the Driver-Based Cost Management allocations from the first quarter of 2023. The new methodology aims to provide greater transparency over the drivers of infrastructure costs and links costs more closely to service consumption by segments. This change did not affect the Group’s cost/income ratio and return on tangible equity metrics but does impact these per business segment. Therefore prior-period information has been restated, resulting in an increase in noninterest expenses (corresponding decrease in profit before tax) for Corporate Bank of € 98 million, for Investment Bank of € 19 million, for Private Bank of € 53 million, for Asset Management of € 13 million, with a corresponding decrease in noninterest expenses (corresponding reduction in loss before tax) for Corporate and Other of € 183 million for the second quarter of 2022. For the first half of 2022, the prior-period restatement resulted in an increase in noninterest expenses (corresponding decrease in profit before tax) for Corporate Bank of € 151 million, for Investment Bank of € 33 million, for Private Bank of € 77 million and for Asset Management of € 14 million, with a corresponding decrease in noninterest expenses (corresponding reduction in loss before tax) for Corporate and Other of € 275 million.